INCOME TAXES	12 Months Ended
Dec. 31, 2019
Disclosure Of Income Taxes [Abstract]
INCOME TAXES [Text Block]

12. INCOME TAXES

	2019	2018
Current tax expense

Current year	$3,999	$2,640
Prior years	187	185
Total current tax expense	$4,186	$2,825

Deferred tax expense
Current year movement in recognized temporary differences and losses	841	279
Prior years	128
Total deferred tax expense	$969	$279

Total income tax expense	$5,155	$3,104

Reconciliation of effective tax rate

The total provision for income taxes differs from that amount which would be computed by applying the Canadian statutory income tax rate to income before income taxes.  The reasons for these differences are as follows:

	2019	2018
Income tax expense at statutory rate of 26.5% (2018 - 26.5%)	$4,517	$2,887
Increase in taxes resulting from:
Non-deductible items	292	124
Other differences	346	93
Income tax expense	$5,155	$3,104

Recognized deferred tax assets and liabilities

Deferred tax assets and liabilities are attributable to the following:

2019	Deferred Tax Assets	Deferred Tax Liabilities

Forward exchange contracts	$-	$(60)
Property and equipment and Intangible assets	2,175	(2,181)
Accrued liabilities	938	-
Investment tax credits	-	(27)
Restricted Share Units	504	-
Tax losses	34	-
	3,651	(2,268)
Reclassification	(1,546)	1,546
	$2,105	$(722)

2018	Deferred Tax Assets	Deferred Tax Liabilities

Forward exchange contracts	$233	$-
Property and equipment and Intangible assets	1,521	(545)
Accrued liabilities	237	-
Investment tax credits	-	(59)
Restricted Share Units	1,043	-
Tax losses	215	-
	3,249	(604)
Reclassification	(604)	604
	$2,645	$-

The Corporation has capital losses of $10,456 (2018 - $10,456) which can be carried forward indefinitely and are not included as part of the recognized deferred tax assets.

The Corporation has non-capital loss carry-forwards for income tax purposes in the amount of approximately $125 (2018 - $813). The losses may be used to reduce future years' taxable income and expire approximately as follows:

Total
2037	$41
2038	5
Total	$46

Non-capital losses of $79 can be carried forward indefinitely.

Management has concluded the deferred tax asset meets the relevant recognition criteria under IFRS. Management's conclusion is supported by management's forecasts and the future reversal of existing taxable temporary differences which are expected to produce sufficient taxable income to realize the deferred tax assets.

Unrecognized deferred tax assets

Deferred tax assets have not been recognized in respect of the following items:

	2019	2018
Capital losses	$1,385	$1,385

The capital losses of $10,456 (2018 – $10,456) can be carried forward indefinitely.

Temporary differences associated with Points International Ltd. investments

The temporary difference associated with the investments in the Corporation's subsidiaries is $2,384 (2018 - $369). A deferred tax liability associated with these investments has not been recognized as the Corporation controls the timing of the reversal and it is probable that the temporary difference will not reverse in the foreseeable future.

As at December 31, 2019 and 2018, no deferred tax liability was recognized for taxes that would be payable on the unremitted earnings of certain subsidiaries of Points International Ltd. as the Corporation has determined that the undistributed profits of its subsidiaries will not be distributed in the foreseeable future.